Accumulated Other Comprehensive Loss (Tables)	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Summary of Changes in Accumulated Other Comprehensive Loss
The following table summarizes the changes in accumulated other comprehensive loss.

(in millions)	Foreign Currency Translation	Pension and Postretirement Plans	Unrealized Income on Available-for-Sale Securities	Total
Balance at December 31, 2020, net of tax	$11	$(264)	$2	$(251)
Amounts before reclassifications	(24)	71	(3)	44
Amounts reclassified out	—	11	—	11
Total other comprehensive (loss) income, before tax	(24)	82	(3)	55
Tax effect	—	(21)	1	(20)
Total other comprehensive (loss) income, net of tax	(24)	61	(2)	35
Balance at December 31, 2021, net of tax	$(13)	$(203)	$—	$(216)
Amounts before reclassifications	(41)	104	—	63
Amounts reclassified out	—	18	—	18
Total other comprehensive (loss) income, before tax	(41)	122	—	81
Tax effect	—	(31)	—	(31)
Total other comprehensive (loss) income, net of tax	(41)	91	—	50
Balance at December 31, 2022, net of tax	$(54)	$(112)	$—	$(166)
Amounts before reclassifications	5	18	—	23
Amounts reclassified out	—	2	—	2
Total other comprehensive income, before tax	5	20	—	25
Tax effect	—	(5)	—	(5)
Total other comprehensive income, net of tax	5	15	—	20
Balance at December 31, 2023, net of tax	$(49)	$(97)	$—	$(146)
The following tables summarize the changes in accumulated other comprehensive loss.

	Six Months Ended June 30, 2024
(in millions)	Foreign Currency Translation	Pension and Postretirement Plans	Total
Balance at December 31, 2023, net of tax	$(49)	$(97)	$(146)
Amounts before reclassifications	(25)	(1)	(26)
Amounts reclassified out	—	2	2
Total other comprehensive (loss) income, net of tax	(25)	1	(24)
Balance at June 30, 2024, net of tax	$(74)	$(96)	$(170)

	Six Months Ended June 30, 2023
(in millions)	Foreign Currency Translation	Pension and Postretirement Plans	Total
Balance at December 31, 2022, net of tax	$(54)	$(112)	$(166)
Amounts before reclassifications	(5)	2	(3)
Total other comprehensive (loss) income, net of tax	(5)	2	(3)
Balance at June 30, 2023, net of tax	$(59)	$(110)	$(169)